Schedule II - Condensed Financial Information of Registrant - Statement of Operations (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Net investment income									$ 3,240	$ 3,401	$ 3,042
Realized capital gains and losses									(877)	445	(90)
Other income									939	883	865
Total revenues	$ 9,481	$ 10,465	$ 10,099	$ 9,770	$ 10,062	$ 9,888	$ 9,813	$ 9,644	39,815	39,407	37,399
Expenses
Interest expense									332	335	295
Pension and other postretirement remeasurement gains and losses									468	(217)	270
Other operating expenses									5,594	5,196	4,846
Total costs and expenses									37,193	34,878	34,754
Income tax expense (benefit)									468	995	842
Net income									2,160	3,554	1,808
Preferred stock dividends									148	116	116
Net income applicable to common shareholders	$ (585)	$ 942	$ 678	$ 977	$ 1,294	$ 810	$ 549	$ 785	2,012	3,438	1,692
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									(754)	319	433
Unrealized foreign currency translation adjustments									(48)	45	9
Unamortized pension and other postretirement prior service credit									(59)	(52)	(33)
Other comprehensive (loss) income, after-tax									(861)	312	409
Comprehensive income									1,299	3,866	2,217
Allstate Corporation
Revenues
Net investment income									25	10	11
Realized capital gains and losses									(10)	(2)	2
Other income									3	36	55
Total revenues									18	44	68
Expenses
Interest expense									337	334	295
Pension and other postretirement remeasurement gains and losses									454	(219)	264
Pension and other postretirement benefit expense									(116)	(224)	(159)
Other operating expenses									50	50	28
Total costs and expenses									725	(59)	428
(Loss) gain from operations before income tax benefit and equity in net income of subsidiaries									(707)	103	(360)
Income tax expense (benefit)									(136)	105	(148)
Loss before equity in net income of subsidiaries									(571)	(2)	(212)
Equity in net income of subsidiaries									2,731	3,556	2,020
Net income									2,160	3,554	1,808
Preferred stock dividends									148	116	116
Net income applicable to common shareholders									2,012	3,438	1,692
Other comprehensive income (loss), after-tax
Unrealized net capital gains and losses									(754)	319	433
Unrealized foreign currency translation adjustments									(48)	45	9
Unamortized pension and other postretirement prior service credit									(59)	(52)	(33)
Other comprehensive (loss) income, after-tax									(861)	312	409
Comprehensive income									$ 1,299	$ 3,866	$ 2,217